Trade payables and other current liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term	30 days
Trade payables	$ 13,916	$ 9,342	$ 15,701
Deferred revenue	476	190	753
Development services agreements
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue	$ 476	$ 190	$ 753